Note 16 - Mezzanine Equity (Details Textual) - USD ($)						3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Sep. 08, 2021	Mar. 30, 2020	Feb. 17, 2020	Jun. 30, 2019	Mar. 29, 2019	Mar. 28, 2020	Dec. 02, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 29, 2020
Adjustments to Additional Paid in Capital, Beneficial Conversion Feature of Convertible Preferred Stock									$ 900,000	$ 1,067,000	$ 9,339,000
Series E Preferred Stock [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)									$ 0.70
Preferred Stock Dividends, Shares (in shares)									900	900
Dividends, Preferred Stock, Cash								$ 1,621,000
Stock Redeemed or Called During Period, Shares (in shares)						21,364			0
Stock Redeemed or Called During Period, Value						$ 24,569,000
Adjustments to Additional Paid in Capital, Beneficial Conversion Feature of Convertible Preferred Stock									$ 1,067,000	$ 900,000	$ 9,339,000
Temporary Equity, Shares Outstanding (in shares)									13,452	11,264
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)									19,217,143
Temporary Equity, Accretion to Redemption Value									$ 2,253,000	$ 437,000
Dividends, Preferred Stock, Total									1,883,000	1,796,000
Dividends, Preferred Stock, Stock										$ 900,000
Series E Preferred Stock [Member] | Due to Related Parties [Member]
Dividends Payable, Current									$ 968,000
Family Trading Inc [Member] | Series E Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)					27,129
Shares Issued, Price Per Share (in dollars per share)					$ 1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share)					$ 500.00
Convertible Preferred Stock, Conversion Price, Percentage of VWAP					80.00%
Preferred Stock, Number of Common Shares Voting Rights (in shares)					1,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share)					$ 1,000
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed					15.00%		15.00%
Preferred Stock, Dividend Rate, Percentage					15.00%	15.00%
Preferred Stock, Accrued Dividend, Interest Rate					15.00%							20.00%
Preferred Stock Dividends, Shares (in shares)				1,029
Stock Redeemed or Called During Period, Shares (in shares)							12,434
Stock Redeemed or Called During Period, Value							$ 14,302,000
Deemed Dividend on Temporary Equity Realized Redemptions							$ 1,868,000
Temporary Equity, Realized Redemptions on Deemed Dividends						$ 3,204,000
Family Trading Inc [Member] | Series E Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)					$ 0.60
Family Trading Inc [Member] | Series E Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Purchase of Assets (in shares)			16,004
Convertible Stock Issued, Settlement of Consideration			$ 14,350,000
Convertible Stock Issued, Settlement of Dividends			1,621,000
Convertible Stock Issued, Settlement of Interest on Dividends			$ 32,000
Yorkville [Member] | Series B Preferred Stock [Member]
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed		20.00%
Family Trading [Member] | Series E Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions (in shares)	2,188
Stock Issued During Period, Value, Acquisitions	$ 2,188